SUPPLEMENT DATED NOVEMBER 13, 2001
                        TO DREYFUS FOUNDERS FUNDS, INC.
                      CLASS F PROSPECTUS DATED MAY 1, 2001

John B. Jares has been appointed portfolio manager of Dreyfus Founders Focus, Growth, and Growth and Income Funds, and of the domestic portion of Worldwide Growth Fund. Accordingly, the section of the Funds' prospectus entitled "Fund Summaries" is amended on pages 11, 15, 17 and 27 by adding the following paragraph under the "Portfolio Manager(s)" headings:

John B. Jares, Vice President of Investments. Mr. Jares is a Chartered Financial Analyst who has been the portfolio manager of Focus, Growth, and Growth and Income Funds, and of the domestic portion of Worldwide Growth Fund, since November 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large- cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

The paragraphs concerning Thomas M. Arrington and Scott A. Chapman on these pages are deleted, since they are no longer associated with Founders.

                                                               November 13, 2001

                          DREYFUS FOUNDERS FOCUS FUND
                       CLASS A, B, C, R AND T PROSPECTUS
                               SUPPLEMENT TO THE
                          PROSPECTUS DATED MAY 1, 2001

John B. Jares has been appointed portfolio manager of Dreyfus Founders Focus Fund. Accordingly, the section of the fund's prospectus entitled "Management" is amended on page 5 by deleting the fifth paragraph and inserting the following paragraph in its place:

John B. Jares, vice president of investments and chartered financial analyst, has been the portfolio manager of the fund since November 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

Scott A. Chapman, the fund's former portfolio manager, is no longer associated with Founders.

                                                               November 13, 2001

                          DREYFUS FOUNDERS GROWTH FUND
                       CLASS A, B, C, R AND T PROSPECTUS
                               SUPPLEMENT TO THE
                          PROSPECTUS DATED MAY 1, 2001

John B. Jares has been appointed portfolio manager of Dreyfus Founders Growth Fund. Accordingly, the section of the fund's prospectus entitled "Management" is amended on page 5 by deleting the fifth paragraph and inserting the following paragraph in its place:

John B. Jares, vice president of investments and chartered financial analyst, has been the portfolio manager of the fund since November 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

Thomas M. Arrington and Scott A. Chapman, the fund's former portfolio managers, are no longer associated with Founders.

                                                               November 13, 2001

                    DREYFUS FOUNDERS GROWTH AND INCOME FUND
                       CLASS A, B, C, R AND T PROSPECTUS
                               SUPPLEMENT TO THE
                          PROSPECTUS DATED MAY 1, 2001

John B. Jares has been appointed portfolio manager of Dreyfus Founders Growth and Income Fund. Accordingly, the section of the fund's prospectus entitled "Management" is amended on page 5 by deleting the fifth paragraph and inserting the following paragraph in its place:

John B. Jares, vice president of investments and chartered financial analyst, has been the portfolio manager of the fund since November 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

Thomas M. Arrington, the fund's former portfolio manager, is no longer associated with Founders.

                                                               November 13, 2001

                     DREYFUS FOUNDERS WORLDWIDE GROWTH FUND
                       CLASS A, B, C, R AND T PROSPECTUS
                               SUPPLEMENT TO THE
                          PROSPECTUS DATED MAY 1, 2001

John B. Jares has been appointed portfolio manager of the domestic portion of Dreyfus Founders Worldwide Growth Fund. Accordingly, the section of the fund's prospectus entitled "Management" is amended on page 6 by deleting the sixth paragraph and inserting the following paragraph in its place:

John B. Jares, vice president of investments and chartered financial analyst, has been the portfolio manager of the domestic portion of the fund since November 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

Thomas M. Arrington and Scott A. Chapman, the former portfolio managers of the domestic portion of the fund, are no longer associated with Founders.

                                                               November 13, 2001


                          DREYFUS FOUNDERS FUNDS, INC.
               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2001


The section of the Company's Statement of Additional Information entitled "Investment Adviser, Distributor and Other Service Providers - Investment Adviser" is hereby amended on page 41 by replacing the last paragraph on that page with the following:

          Founders and its predecessor companies have been providing investment management services since 1938. In addition to serving as adviser to the Funds, Founders serves as investment adviser or sub-adviser to various other mutual funds and private accounts. The officers of Founders include Stephen E. Canter, Chairman; Richard W. Sabo, President and Chief Executive Officer; Robert T. Ammann, Vice President; Curtis J. Anderson, Vice President; Marissa A. Banuelos, Vice President; Angelo R. Barr, Senior Vice President and National Sales Manager; Kenneth R. Christoffersen, Senior Vice President, General Counsel and Secretary; Gregory P. Contillo, Executive Vice President and Chief Marketing Officer; Julie D. DiIorio, Vice President; Francis P. Gaffney, Senior Vice President; Laurine M. Garrity, Senior Vice President; John B. Jares, Vice President; Robert T. Kelly, Vice President; Douglas A. Loeffler, Vice President; Andra C. Ozols, Vice President; David L. Ray, Senior Vice President and Treasurer; Bridget
     M. Richards, Vice President; Richard A. Sampson, Senior Vice President; Kevin S. Sonnett, Vice President; Tracy P. Stouffer, Vice President; and Lisa G. Warshafsky, Vice President. The affiliations of Messrs. Sabo, Ray, Christoffersen, Gaffney and Kelly and Ms. Ozols with the Company are shown under the "Directors and Officers" section of this SAI.